Receivables and Prepaid Expenses (Tables)	12 Months Ended
Dec. 31, 2025
Receivables and Prepaid Expenses [Abstract]
Schedule of Receivables and Prepaid Expenses

Receivables and prepaid expenses are made up of the following:

As at	December 31, 2025	December 31, 2024
	$	$
Prepaid expenses (a)	1,059,835	517,442
Advance to suppliers (b)	414,222	72,082
Other receivables (c)	133,761	94,131
	1,607,818	683,655

(a)	Prepaid expenses

Prepaid expenses are recognised as assets when payments are made for services to be received in future periods. As of December 31, 2025, Prepaid expenses amount to $1,059,835 (December 31, 2024 – $517,442) and mainly include: Directors and Officers insurance and easement payments which represents payments to landowners to secure access rights and permits for drilling rig installation and other exploration works.

(b)	Advance to suppliers

Included in advance to suppliers is the security deposit paid and costs related to the refurbishment of a new office in Medellin; and the purchase of shelving for the drilling cores warehouse.

(c)	Other receivables

Included in other receivables is $97,120 (December 31, 2024 – $79,692) of Harmonized Sales Tax (“HST”) refund receivable in Canada.